Loss from operations	12 Months Ended
Dec. 31, 2022
Loss from operations

4	Loss from operations

	Note	2022 £’000	2021 £’000	2020 £’000
Loss from operations is stated after charging/(crediting):
Depreciation of property, plant and equipment
- Research and development costs	9	162	198	1,064
- Administrative costs	9	12	15	25
Depreciation of right of use asset
- Research and development costs	9	151	165	110
- Administrative costs	9	15	25	8
Amortisation of intangible assets – software
- Research and development costs	11	3	–	8
- Administrative costs	11	–	–	2
Impairment of intangible assets	11	–	–	12,369
Impairment of financial asset	14	207	–	–
Provision against future loss on loan agreement	18	207	–	–
Fees payable to the Company’s auditor for the audit of the parent Company financial statements		106	88	87
Fees payable to the Company’s auditors for the audits of the subsidiary financial statements		44	44	43
Fees payable to the Company’s auditor for:
– Audit related services		70	–	7
Fees payable to the Company’s previous auditor for the audit of the parent Company financial statements		–	–	15
Fees payable to the Company’s previous auditor for:
- Audit related services		67	41	171
Foreign exchange loss		9	12	96
Profit/(Loss) on disposal of property, plant and equipment		14	(42)	(226)
Equity settled share-based payment*		123	89	(404)

*	credit recognised in 2020 due to employees leaving the company and the subsequent reversal of the cumulative share based payment charge relating to share options under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme.